UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential Government Money Market Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	07/31/2025

Date of reporting period:	01/31/2025

Item 1 – Reports to Stockholders

(a)	Report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

PGIM Government Money Market Fund
Class A
: PBMXX –PURCHASE
Class A
: MJAXX –EXCHANGE
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM Government Money Market Fund (the
“Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class A	$35	0.68%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 301,648,677
Number of fund holdings	67
MF108E2A

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Security Allocation	% of Net Assets
Repurchase Agreements	53.2%
U.S. Government Agency Obligations	34.7%
U.S. Treasury Obligations	12.7%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Money Market Fund –PURCHASE

SHARE CLASS	A
NASDAQ	PBMXX
CUSIP	74440W409
PGIM Government Money Market Fund –EXCHANGE

SHARE CLASS	A
NASDAQ	MJAXX
CUSIP	74440W102
MF108E2A

PGIM Government Money Market Fund
Class C
: MJCXX -EXCHANGE
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM Government Money Market Fund (the
“Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class C	$39	0.76%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 301,648,677
Number of fund holdings	67
MF108E2C

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Security Allocation	% of Net Assets
Repurchase Agreements	53.2%
U.S. Government Agency Obligations	34.7%
U.S. Treasury Obligations	12.7%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Money Market Fund -EXCHANGE

SHARE CLASS	C
NASDAQ	MJCXX
CUSIP	74440W300
MF108E2C

PGIM Government Money Market Fund
Class Z
: PMZXX
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM Government Money Market Fund (the
“Fund”) for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class Z	$26	0.51%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 301,648,677
Number of fund holdings	67
MF108E2Z

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Security Allocation	% of Net Assets
Repurchase Agreements	53.2%
U.S. Government Agency Obligations	34.7%
U.S. Treasury Obligations	12.7%
100.6%
Liabilities in excess of other assets	(0.6)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Government Money Market Fund

SHARE CLASS	Z
NASDAQ	PMZXX
CUSIP	74440W805
MF108E2Z

PGIM Core Government Money Market Fund
SEMIANNUAL SHAREHOLDER REPORT – January 31, 2025
This
semiannual shareholder report
contains important information about the shares of PGIM Core Government Money Market Fund (the “Fund”)
for the period of August 1, 2024 to January 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Government Money Market Fund	$1	0.01%
WHAT ARE SOME KEY FUND STATISTICS AS OF 1/31/2025?

Fund’s net assets	$ 8,148,417,848
Number of fund holdings	83
NS20747

WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 1/31/2025?

Security Allocation	% of Net Assets
Repurchase Agreements	71.4%
U.S. Government Agency Obligations	17.5%
U.S. Treasury Obligations	11.9%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Government Money Market Fund

CUSIP	74440W862
NS20747

(b) Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 –	11 (Refer to Reports below)

PRUDENTIAL GOVERNMENT MONEY MARKET FUND, INC.

PGIM Government Money Market Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JANUARY 31, 2025

Table of Contents	Financial Statements and Other Information	January 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Government Money Market Fund	1
Notes to Financial Statements	15

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 100.6%

REPURCHASE AGREEMENTS 53.2%
Bank of America Securities, Inc.,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $10,003,625 collateralized by FHLMC (coupon rates 3.000%-5.500%, maturity dates 06/01/41-08/01/53), FNMA (coupon rates 2.500%-6.000%, maturity dates 09/01/39-04/01/52) and GNMA (coupon rates 3.000%-6.000%, maturity dates 11/15/32-12/20/54) with the aggregate value, including accrued interest, of $10,200,001.	10,000	$10,000,000
Canadian Imperial Bank of Commerce,
4.3%, dated 01/14/25, due 02/13/25 in the amount of $10,035,833 collateralized by FHLMC (coupon rates 2.500%-7.000%, maturity dates 09/01/48-09/01/54), FNMA (coupon rates 2.000%-7.000%, maturity dates 10/01/30-11/01/54), GNMA (coupon rates 3.000%-4.500%, maturity dates 12/20/46-05/20/54) and U.S. Treasury Securities (coupon rates 0.125%-4.250%, maturity dates 09/30/25-02/15/54) with the aggregate value, including accrued interest, of $10,224,367.	10,000	10,000,000
4.31%, dated 01/30/25, due 02/21/25 in the amount of $15,039,508 collateralized by U.S. Treasury Securities (coupon rates 0.250%-4.625%, maturity dates 09/30/25-02/15/52) with the aggregate value, including accrued interest, of $15,307,331.	15,000	15,000,000
Credit Agricole Corporate & Investment Bank,
4.32%, dated 01/30/25, due 03/20/25 in the amount of $15,088,200 collateralized by U.S. Treasury Securities (coupon rates 2.750%-4.125%, maturity dates 04/30/25-10/31/31) with the aggregate value, including accrued interest, of $15,300,000.	15,000	15,000,000
4.35%, dated 01/31/25, due 02/03/25 in the amount of $7,360,667 collateralized by U.S. Treasury Securities (coupon rate 4.375%, maturity date 05/15/34) with the aggregate value, including accrued interest, of $7,505,245.	7,358	7,358,000
4.39%, dated 12/16/24, due 02/06/25 in the amount of $5,031,706 collateralized by U.S. Treasury Securities (coupon rate 0.125%, maturity date 10/15/26) with the aggregate value, including accrued interest, of $5,100,063.	5,000	5,000,000

See Notes to Financial Statements.

PGIM Government Money Market Fund 1

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
ING Financial Markets LLC,
4.34%, dated 01/30/25, due 03/20/25 in the amount of $8,047,258 collateralized by FNMA (coupon rate 2.000%, maturity date 07/01/51) with the aggregate value, including accrued interest, of $8,160,000.	8,000	$8,000,000
Natixis,
4.33%, dated 01/30/25, due 03/20/25 in the amount of $15,088,404 collateralized by FHLMC (coupon rate 3.500%, maturity date 04/01/52) with the aggregate value, including accrued interest, of $15,300,001.	15,000	15,000,000
4.35%, dated 01/31/25, due 02/03/25 in the amount of $10,003,625 collateralized by FHLMC (coupon rate 2.920%, maturity date 01/01/38) with the aggregate value, including accrued interest, of $10,200,001.	10,000	10,000,000
NatWest Markets Securities, Inc.,
4.35%, dated 01/28/25, due 02/04/25 in the amount of $10,008,458 collateralized by U.S. Treasury Securities (coupon rate 4.000%, maturity date 02/15/34) with the aggregate value, including accrued interest, of $10,208,717.	10,000	10,000,000
Northern Trust Co.,
4.33%, dated 01/31/25, due 02/03/25 in the amount of $20,007,217 collateralized by U.S. Treasury Securities (coupon rate 0.000%, maturity date 02/06/25) with the aggregate value, including accrued interest, of $20,400,000.	20,000	20,000,000
State Street Bank & Trust Company,
4.34%, dated 01/31/25, due 02/03/25 in the amount of $10,003,617 collateralized by U.S. Treasury Securities (coupon rate 4.500%, maturity date 07/15/26) with the aggregate value, including accrued interest, of $10,200,146.	10,000	10,000,000
TD Securities (USA) LLC,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $10,003,625 collateralized by U.S. Treasury Securities (coupon rates 0.375%-2.750%, maturity dates 01/31/26-08/15/32) with the aggregate value, including accrued interest, of $10,200,061.	10,000	10,000,000
Wells Fargo Securities LLC,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $5,001,813 collateralized by GNMA (coupon rate 7.000%, maturity date 05/20/54) with the aggregate value, including accrued interest, of $5,101,850.	5,000	5,000,000

See Notes to Financial Statements.

2

Description			Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
4.36%, dated 01/28/25, due 02/04/25 in the amount of $10,008,478 collateralized by FNMA (coupon rates 6.000%-6.500%, maturity dates 05/01/53-01/01/55) with the aggregate value, including accrued interest, of $10,208,648.			10,000	$10,000,000

TOTAL REPURCHASE AGREEMENTS (cost $160,358,000)				160,358,000

	Interest Rate	Maturity Date

U.S. GOVERNMENT AGENCY OBLIGATIONS 34.7%
Federal Farm Credit Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)	4.380%(c)	05/02/25	1,500	1,500,000
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	4.400(c)	04/09/25	3,500	3,500,000
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	4.400(c)	07/02/25	3,000	3,000,000
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	4.400(c)	07/29/25	2,250	2,250,000
Federal Farm Credit Bank, SOFR + 0.045% (Cap N/A, Floor 0.000%)	4.405(c)	02/12/25	3,000	3,000,000
Federal Farm Credit Bank, SOFR + 0.045% (Cap N/A, Floor 0.000%)	4.405(c)	07/23/25	3,000	3,000,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.420(c)	08/26/25	3,000	3,000,000
Federal Farm Credit Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)	4.425(c)	08/28/25	2,725	2,725,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	4.440(c)	11/21/25	2,750	2,750,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	4.440(c)	01/08/26	3,000	3,000,000
Federal Farm Credit Bank, US Federal Funds Effective Rate + 0.115% (Cap N/A, Floor 0.000%)	4.445(c)	12/26/25	4,000	4,000,404
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)	4.445(c)	12/29/25	2,800	2,800,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)	4.445(c)	03/20/26	1,000	1,000,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)	4.445(c)	05/15/26	1,000	1,000,000
Federal Farm Credit Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)	4.450(c)	08/26/25	3,000	3,000,674
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.460(c)	02/25/26	3,000	2,999,985

See Notes to Financial Statements.

PGIM Government Money Market Fund 3

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Farm Credit Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)	4.465%(c)	01/08/26	3,000	$3,000,642
Federal Farm Credit Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)	4.465(c)	02/23/26	1,000	1,000,000
Federal Farm Credit Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	4.480(c)	05/08/26	1,500	1,500,000
Federal Farm Credit Bank, SOFR + 0.155% (Cap N/A, Floor 0.000%)	4.515(c)	09/05/25	2,750	2,751,334
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	4.370(c)	02/05/25	4,000	4,000,000
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	4.370(c)	03/03/25	2,500	2,500,000
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	4.370(c)	03/19/25	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	4.370(c)	03/26/25	2,750	2,750,000
Federal Home Loan Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)	4.375(c)	03/17/25	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)	4.385(c)	03/11/25	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)	4.390(c)	03/26/25	2,000	2,000,000
Federal Home Loan Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)	4.390(c)	05/15/25	2,750	2,750,000
Federal Home Loan Bank	4.391(n)	03/05/25	2,915	2,903,740
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)	4.410(c)	08/08/25	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.420(c)	08/19/25	1,000	1,000,000
Federal Home Loan Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.460(c)	02/13/26	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.115% (Cap N/A, Floor 0.000%)	4.475(c)	06/20/25	6,000	6,000,000
Federal Home Loan Bank, SOFR + 0.115% (Cap N/A, Floor 0.000%)	4.475(c)	07/10/25	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.140% (Cap N/A, Floor 0.000%)	4.500(c)	03/12/26	4,000	3,999,955
Federal Home Loan Mortgage Corp., SOFR + 0.090% (Cap N/A, Floor 0.000%)	4.450(c)	01/26/26	3,000	3,000,129

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp., SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.460%(c)	02/09/26	3,000	$3,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $104,681,863)				104,681,863

U.S. TREASURY OBLIGATIONS(n) 12.7%
U.S. Treasury Bills	4.251	05/06/25	2,500	2,472,632
U.S. Treasury Bills	4.257	07/17/25	2,600	2,550,000
U.S. Treasury Bills	4.269	03/04/25	2,000	1,993,381
U.S. Treasury Bills	4.270	05/20/25	2,000	1,974,737
U.S. Treasury Bills	4.275	03/25/25	2,000	1,987,732
U.S. Treasury Bills	4.283	10/30/25	2,500	2,422,694
U.S. Treasury Bills	4.290	04/22/25	2,000	1,981,196
U.S. Treasury Bills	4.350	03/13/25	1,500	1,492,829
U.S. Treasury Bills	4.351	04/08/25	3,000	2,976,410
U.S. Treasury Bills	4.392	04/17/25	7,000	6,937,320
U.S. Treasury Bills	4.400	04/24/25	6,000	5,941,175
U.S. Treasury Bills	4.411	04/01/25	1,250	1,241,093
U.S. Treasury Bills	4.418	03/11/25	1,000	995,391
U.S. Treasury Bills	4.445	05/01/25	3,000	2,967,756
U.S. Treasury Bills	4.447	03/06/25	500	497,984

TOTAL U.S. TREASURY OBLIGATIONS (cost $38,432,330)				38,432,330

TOTAL INVESTMENTS 100.6% (cost $303,472,193)(d)				303,472,193
Liabilities in excess of other assets (0.6)%				(1,823,516)

NET ASSETS 100.0%				$301,648,677

Below is a list of the abbreviation(s) used in the semiannual report:

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

N/A—Not Applicable

SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(n)	Rate shown reflects yield to maturity at purchased date.

See Notes to Financial Statements.

PGIM Government Money Market Fund 5

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$160,358,000	$—
U.S. Government Agency Obligations	—	104,681,863	—
U.S. Treasury Obligations	—	38,432,330	—

Total	$—	$303,472,193	$—

Security Allocation:

The security allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

Repurchase Agreements	53.2%
U.S. Government Agency Obligations	34.7
U.S. Treasury Obligations	12.7

100.6
Liabilities in excess of other assets	(0.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

6

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Bank of America Securities, Inc.	$10,000,000	$(10,000,000)	$—
Repurchase Agreements	Canadian Imperial Bank of Commerce	25,000,000	(25,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	27,358,000	(27,358,000)	—
Repurchase Agreements	ING Financial Markets LLC	8,000,000	(8,000,000)	—
Repurchase Agreements	Natixis	25,000,000	(25,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	10,000,000	(10,000,000)	—
Repurchase Agreements	Northern Trust Co.	20,000,000	(20,000,000)	—
Repurchase Agreements	State Street Bank & Trust Company	10,000,000	(10,000,000)	—
Repurchase Agreements	TD Securities (USA) LLC	10,000,000	(10,000,000)	—
Repurchase Agreements	Wells Fargo Securities LLC	15,000,000	(15,000,000)	—

		$160,358,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Government Money Market Fund 7

Statement of Assets and Liabilities (unaudited)

as of January 31, 2025

Assets
Investments, at value:	$143,114,193
Repurchase Agreements (cost $160,358,000)	160,358,000
Cash	307
Receivable for Fund shares sold	1,034,053
Interest receivable	735,680
Prepaid expenses	2,421

Total Assets	305,244,654

Liabilities
Payable for investments purchased	1,993,381
Payable for Fund shares purchased	1,237,764
Accrued expenses and other liabilities	104,424
Transfer agent fee payable	100,562
Management fee payable	81,876
Affiliated transfer agent fee payable	41,114
Distribution fee payable	26,251
Dividends payable	8,494
Directors’ fees payable	2,111

Total Liabilities	3,595,977

Net Assets	$301,648,677

Net assets were comprised of:
Common stock, at par ($0.00001 par value; 166,000,000,000 shares authorized for issuance)	$3,016
Paid-in capital in excess of par	301,643,070
Total distributable earnings (loss)	2,591

Net assets, January 31, 2025	$301,648,677

See Notes to Financial Statements.

8

Class A

Net asset value, offering price and redemption price per share, ($247,701,913 ÷ 247,681,388 shares of common stock issued and outstanding)	$1.00

Class C

Net asset value, offering price and redemption price per share, ($7,159,293 ÷ 7,158,250 shares of common stock issued and outstanding)	$1.00

Class Z

Net asset value, offering price and redemption price per share, ($46,787,471 ÷ 46,785,689 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

PGIM Government Money Market Fund 9

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Interest income	$9,488,817

Expenses
Management fee	627,193
Distribution fee(a)	211,288
Transfer agent’s fees and expenses (including affiliated expense of $ 93,520)(a)	277,627
Custodian and accounting fees	40,146
Shareholders’ reports	40,014
Registration fees(a)	36,867
Professional fees	19,048
Audit fee	13,666
Directors’ fees	8,258
Miscellaneous	7,932

Total expenses	1,282,039

Net investment income (loss)	8,206,778

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	17,666

Net Increase (Decrease) In Net Assets Resulting From Operations	$8,224,444

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z
Distribution fee	211,288	—	—
Transfer agent’s fees and expenses	256,885	5,756	14,986
Registration fees	21,861	6,983	8,023

See Notes to Financial Statements.

10

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$8,206,778	$23,645,552
Net realized gain (loss) on investment transactions	17,666	54,047

Net increase (decrease) in net assets resulting from operations	8,224,444	23,699,599

Dividends and Distributions
Distributions from distributable earnings
Class A	(7,222,460)	(20,546,295)
Class C	(144,177)	(419,151)
Class Z	(857,013)	(2,736,084)

	(8,223,650)	(23,701,530)

Fund share transactions (Net of share conversions) (at $1.00 per share)
Net proceeds from shares sold	146,635,854	416,979,530
Net asset value of shares issued in reinvestment of dividends and distributions	8,123,319	23,209,154
Cost of shares purchased	(293,393,654)	(540,648,504)

Net increase (decrease) in net assets from Fund share transactions	(138,634,481)	(100,459,820)

Total increase (decrease)	(138,633,687)	(100,461,751)

Net Assets:

Beginning of period	440,282,364	540,744,115

End of period	$301,648,677	$440,282,364

See Notes to Financial Statements.

PGIM Government Money Market Fund 11

Financial Highlights  (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) and net realized gain (loss) on investment transactions	0.02		0.05	0.04	- (b)	- (b)	0.01
Dividends to shareholders	(0.02)		(0.05)	(0.04)	- (b)	- (b)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	2.14%		4.90%	3.57%	0.20%	0.01%	0.76%

Ratios/Supplemental Data:
Net assets, end of period (000)	$247,702		$394,693	$438,994	$505,406	$414,625	$442,260
Average net assets (000)	$335,305		$428,455	$465,530	$443,402	$475,166	$407,195
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.68	%(d)	0.63%	0.64%	0.23%	0.09%	0.49%
Expenses before waivers and/or expense reimbursement	0.68	%(d)	0.63%	0.64%	0.63%	0.63%	0.64%
Net investment income (loss)	4.26	%(d)	4.78%	3.48%	0.14%	0.01%	0.70%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

See Notes to Financial Statements.

12

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) and net realized gain (loss) on investment transactions	0.02		0.05	0.04	- (b)	- (b)	0.01
Dividends to shareholders	(0.02)		(0.05)	(0.04)	- (b)	- (b)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	2.10%		4.86%	3.58%	0.21%	0.05%	0.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,159		$7,598	$9,703	$12,793	$10,242	$14,538
Average net assets (000)	$6,921		$8,812	$11,460	$10,254	$12,853	$10,815
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.76	%(d)	0.67%	0.62%	0.25%	0.06%	0.48%
Expenses before waivers and/or expense reimbursement	0.76	%(d)	0.67%	0.62%	0.64%	0.59%	0.68%
Net investment income (loss)	4.12	%(d)	4.74%	3.47%	0.17%	0.04%	0.52%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

See Notes to Financial Statements.

PGIM Government Money Market Fund 13

Financial Highlights  (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2025		2024	2023	2022	2021	2020
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) and net realized gain (loss) on investment transactions	0.02		0.05	0.04	- (b)	- (b)	0.01
Dividends to shareholders	(0.02)		(0.05)	(0.04)	- (b)	- (b)	(0.01)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	2.23%		5.06%	3.79%	0.26%	0.01%	0.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$46,787		$37,991	$92,047	$86,089	$82,110	$90,399
Average net assets (000)	$39,160		$55,197	$89,873	$75,926	$86,432	$83,610
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.51	%(d)	0.47%	0.42%	0.18%	0.09%	0.36%
Expenses before waivers and/or expense reimbursement	0.51	%(d)	0.47%	0.42%	0.42%	0.43%	0.43%
Net investment income (loss)	4.33	%(d)	4.95%	3.75%	0.20%	0.01%	0.84%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

See Notes to Financial Statements.

14

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Government Money Market Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Government Money Market Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s

PGIM Government Money Market Fund 15

Notes to Financial Statements (unaudited) (continued)

investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

The Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

16

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Repurchase Agreements: The Fund entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers,

PGIM Government Money Market Fund 17

Notes to Financial Statements (unaudited) (continued)

shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Monthly
Long-Term Capital Gains	Annually

*

The Fund declares dividends of any net investment income to shareholders on a daily basis and distributes the dividends every month. Under certain circumstances, the Fund may make more than one distribution of long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its business unit PGIM Fixed Income. The Manager pays for the services of PGIM, Inc.

18

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.50% to $50 million of average daily net assets;	0.33%
0.30% over $50 million of average daily net assets.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

	Gross Distribution Fee	Net Distribution Fee
A	0.125%	0.125%
C	N/A	N/A
Z	N/A	N/A

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2025, no Rule 17a-7 transactions were entered into by the Fund.

PGIM Government Money Market Fund 19

Notes to Financial Statements (unaudited) (continued)

5.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$303,472,193	$—	$—	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2024 are subject to such review.

6.	Capital and Ownership

The Fund offers Class A, Class C and Class Z shares. Class C and Class Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 200,000,000,000 shares of common stock, $0.00001 par value per share, 166,000,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	11,000,000,000
C	5,000,000,000
Z	50,000,000,000
P	100,000,000,000

The Fund currently does not have any Class P shares outstanding.

20

As of January 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	92,975	0.1%
Z	1,358,079	2.9

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	4	33.1

Transactions in shares of common stock (at $1 net asset value per share) were as follows:

Share Class	Shares	Amount

Class A
Six months ended January 31, 2025:
Shares sold	110,705,730	$110,705,863
Shares issued in reinvestment of dividends and distributions	7,135,561	7,135,561
Shares purchased	(264,189,907)	(264,189,908)
Net increase (decrease) in shares outstanding before conversion	(146,348,616)	(146,348,484)
Shares issued upon conversion from other share class(es)	139,361	139,361
Shares purchased upon conversion into other share class(es)	(782,493)	(782,493)
Net increase (decrease) in shares outstanding	(146,991,748)	$(146,991,616)

Year ended July 31, 2024:
Shares sold	392,939,244	$392,938,836
Shares issued in reinvestment of dividends and distributions	20,184,503	20,184,503
Shares purchased	(457,778,410)	(457,778,363)
Net increase (decrease) in shares outstanding before conversion	(44,654,663)	(44,655,024)
Shares issued upon conversion from other share class(es)	368,222	368,222
Shares purchased upon conversion into other share class(es)	(12,721)	(12,768)
Net increase (decrease) in shares outstanding	(44,299,162)	$(44,299,570)

Class C
Six months ended January 31, 2025:
Shares sold	1,831,009	$1,831,012
Shares issued in reinvestment of dividends and distributions	143,617	143,617
Shares purchased	(2,274,220)	(2,274,220)
Net increase (decrease) in shares outstanding before conversion	(299,594)	(299,591)
Shares purchased upon conversion into other share class(es)	(139,421)	(139,421)
Net increase (decrease) in shares outstanding	(439,015)	$(439,012)

PGIM Government Money Market Fund 21

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	2,725,677	$2,725,824
Shares issued in reinvestment of dividends and distributions	416,134	416,134
Shares purchased	(4,943,472)	(4,943,472)
Net increase (decrease) in shares outstanding before conversion	(1,801,661)	(1,801,514)
Shares purchased upon conversion into other share class(es)	(303,104)	(303,104)
Net increase (decrease) in shares outstanding	(2,104,765)	$(2,104,618)

Class Z
Six months ended January 31, 2025:
Shares sold	34,098,964	$34,098,979
Shares issued in reinvestment of dividends and distributions	844,141	844,141
Shares purchased	(26,929,526)	(26,929,526)
Net increase (decrease) in shares outstanding before conversion	8,013,579	8,013,594
Shares issued upon conversion from other share class(es)	782,553	782,553
Net increase (decrease) in shares outstanding	8,796,132	$8,796,147

Year ended July 31, 2024:
Shares sold	21,314,901	$21,314,870
Shares issued in reinvestment of dividends and distributions	2,608,517	2,608,517
Shares purchased	(77,926,939)	(77,926,669)
Net increase (decrease) in shares outstanding before conversion	(54,003,521)	(54,003,282)
Shares issued upon conversion from other share class(es)	12,768	12,768
Shares purchased upon conversion into other share class(es)	(64,848)	(65,118)
Net increase (decrease) in shares outstanding	(54,055,601)	$(54,055,632)

7.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely

22

principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

PGIM Government Money Market Fund 23

Notes to Financial Statements (unaudited) (continued)

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

24

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions.

Net Asset Value Risk: There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Redemption Risk: The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the

PGIM Government Money Market Fund 25

Notes to Financial Statements (unaudited) (continued)

Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Yield Risk: The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

8.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of January 31, 2025.

26

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

PRUDENTIAL GOVERNMENT MONEY MARKET FUND, INC.

PGIM Core Government Money Market Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JANUARY 31, 2025

Table of Contents	Financial Statements and Other Information	January 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Core Government Money Market Fund	1

Notes to Financial Statements	14

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of January 31, 2025

Description	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 100.8%

REPURCHASE AGREEMENTS 71.4%
Banco Bilbao Vizcaya Argentaria,
4.34%, dated 01/31/25, due 02/03/25 in the amount of $250,090,417 collateralized by U.S. Treasury Securities (coupon rates 0.125%-4.000%, maturity dates 11/30/25-08/15/47) with the aggregate value, including accrued interest, of $255,092,228.	250,000	$250,000,000
Banco Santander SA,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $318,554,434 collateralized by FHLMC (coupon rates 6.000%-7.000%, maturity dates 06/01/54-11/01/54) and FNMA (coupon rates 3.500%-7.500%, maturity dates 06/01/52-02/01/55) with the aggregate value, including accrued interest, of $324,925,524.	318,439	318,439,000
Bank of America Securities, Inc.,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $370,134,125 collateralized by FHLMC (coupon rates 1.500%-6.000%, maturity dates 08/01/26-09/01/54), FNMA (coupon rates 2.000%-6.500%, maturity dates 12/01/26-09/01/53) and GNMA (coupon rates 2.000%-8.000%, maturity dates 07/15/28-11/20/74) with the aggregate value, including accrued interest, of $377,400,001.	370,000	370,000,000
Bank of Nova Scotia,
4.34%, dated 01/31/25, due 02/03/25 in the amount of $435,157,325 collateralized by U.S. Treasury Securities (coupon rates 0.750%-4.375%, maturity dates 04/30/26-11/15/27) with the aggregate value, including accrued interest, of $443,860,530.	435,000	435,000,000
Canadian Imperial Bank of Commerce,
4.3%, dated 01/14/25, due 02/13/25 in the amount of $160,573,333 collateralized by FHLMC (coupon rates 2.000%-7.000%, maturity dates 09/01/48-09/01/54), FNMA (coupon rates 1.980%-7.000%, maturity dates 08/01/25-11/01/54) and GNMA (coupon rates 2.000%-7.000%, maturity dates 02/20/52-08/20/64) with the aggregate value, including accrued interest, of $163,589,867.	160,000	160,000,000

See Notes to Financial Statements.

PGIM Core Government Money Market Fund 1

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
4.31%, dated 01/30/25, due 02/21/25 in the amount of $150,395,083 collateralized by U.S. Treasury Securities (coupon rates 0.000%-4.625%, maturity dates 05/08/25-02/15/54) with the aggregate value, including accrued interest, of $153,073,272.	150,000	$150,000,000
Credit Agricole Corporate & Investment Bank,
4.32%, dated 01/30/25, due 03/20/25 in the amount of $150,882,000 collateralized by U.S. Treasury Securities (coupon rate 0.500%, maturity date 04/30/27) with the aggregate value, including accrued interest, of $153,000,003.	150,000	150,000,000
4.35%, dated 01/31/25, due 02/03/25 in the amount of $150,054,375 collateralized by U.S. Treasury Securities (coupon rates 1.000%-2.500%, maturity dates 01/15/29-02/15/49) with the aggregate value, including accrued interest, of $153,000,074.	150,000	150,000,000
4.39%, dated 12/16/24, due 02/06/25 in the amount of $125,792,639 collateralized by U.S. Treasury Securities (coupon rates 0.000%-4.625%, maturity dates 04/08/25-05/31/31) with the aggregate value, including accrued interest, of $127,500,000.	125,000	125,000,000
ING Financial Markets LLC,
4.34%, dated 01/30/25, due 03/20/25 in the amount of $186,092,836 collateralized by FNMA (coupon rates 4.500%-6.500%, maturity dates 07/01/52-05/01/54) with the aggregate value, including accrued interest, of $188,700,001.	185,000	185,000,000
4.35%, dated 01/31/25, due 02/03/25 in the amount of $195,070,688 collateralized by FHLMC (coupon rates 3.000%-5.500%, maturity dates 03/01/52-05/01/53) and FNMA (coupon rate 5.000%, maturity date 10/01/54) with the aggregate value, including accrued interest, of $198,900,000.	195,000	195,000,000
Mizuho Securities USA LLC,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $100,036,250 collateralized by U.S. Treasury Securities (coupon rates 0.875%-4.625%, maturity dates 02/15/25-05/31/31) with the aggregate value, including accrued interest, of $102,000,007.	100,000	100,000,000

See Notes to Financial Statements.

2

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
Natixis,
4.33%, dated 01/30/25, due 03/20/25 in the amount of $231,355,531 collateralized by FHLMC (coupon rates 2.920%-4.000%, maturity dates 01/01/38-05/01/52) and FNMA (coupon rates 2.500%-5.388%, maturity dates 07/01/33-09/01/53) with the aggregate value, including accrued interest, of $234,600,000.	230,000	$230,000,000
4.35%, dated 01/31/25, due 02/03/25 in the amount of $150,054,375 collateralized by FHLMC (coupon rates 3.000%-4.810%, maturity dates 04/01/47-09/01/53) and FNMA (coupon rates 4.500%-5.000%, maturity dates 07/01/48-03/01/53) with the aggregate value, including accrued interest, of $153,000,000.	150,000	150,000,000
NatWest Markets Securities, Inc.,
4.35%, dated 01/28/25, due 02/04/25 in the amount of $650,549,792 collateralized by FHLMC (coupon rate 6.500%, maturity date 01/01/54) and FNMA (coupon rates 4.500%-5.500%, maturity dates 06/01/49-04/01/54) with the aggregate value, including accrued interest, of $663,560,788.	650,000	650,000,000
Nomura International PLC,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $250,090,625 collateralized by FHLMC (coupon rates 1.500%-7.045%, maturity dates 03/01/32-10/01/54), FNMA (coupon rates 2.000%-7.398%, maturity dates 07/01/33-06/01/63) and GNMA (coupon rates 2.000%-6.500%, maturity dates 06/20/36-07/20/63) with the aggregate value, including accrued interest, of $255,092,438.	250,000	250,000,000
RBC Dominion Securities, Inc.,
4.34%, dated 01/31/25, due 02/03/25 in the amount of $263,095,118 collateralized by FHLMC (coupon rates 2.500%-7.000%, maturity dates 08/01/48-08/01/54), FNMA (coupon rates 1.875%-6.500%, maturity dates 09/24/26-10/01/54) and GNMA (coupon rates 3.000%-6.500%, maturity dates 12/20/45-03/20/54) with the aggregate value, including accrued interest, of $268,260,000.	263,000	263,000,000
TD Securities (USA) LLC,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $70,025,375 collateralized by U.S. Treasury Securities (coupon rates 1.250%-4.250%, maturity dates 10/15/25-05/15/32) with the aggregate value, including accrued interest, of $71,400,060.	70,000	70,000,000

See Notes to Financial Statements.

PGIM Core Government Money Market Fund 3

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description			Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
U.S. Bancorp,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $800,290,000 collateralized by U.S. Treasury Securities (coupon rates 0.125%-4.625%, maturity dates 09/30/25-08/15/54) with the aggregate value, including accrued interest, of $816,295,873.			800,000	$800,000,000
Wells Fargo Securities LLC,
4.35%, dated 01/31/25, due 02/03/25 in the amount of $565,204,813 collateralized by GNMA (coupon rates 1.500%-7.500%, maturity dates 02/20/26-01/20/55) with the aggregate value, including accrued interest, of $576,508,909.			565,000	565,000,000
4.36%, dated 01/28/25, due 02/04/25 in the amount of $250,211,944 collateralized by FNMA (coupon rates 2.000%-7.000%, maturity dates 01/01/26-02/01/57) with the aggregate value, including accrued interest, of $255,216,184.			250,000	250,000,000

TOTAL REPURCHASE AGREEMENTS (cost $5,816,439,000)				5,816,439,000

	Interest Rate	Maturity Date

U.S. GOVERNMENT AGENCY OBLIGATIONS 17.5%
Federal Farm Credit Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	4.370%(c)	05/22/25	7,500	7,500,000
Federal Farm Credit Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)	4.380(c)	05/02/25	19,500	19,500,000
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	4.400(c)	04/09/25	28,000	28,000,000
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	4.400(c)	07/02/25	33,000	33,000,000
Federal Farm Credit Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	4.400(c)	07/29/25	34,000	34,000,000
Federal Farm Credit Bank, SOFR + 0.045% (Cap N/A, Floor 0.000%)	4.405(c)	02/12/25	30,000	30,000,000
Federal Farm Credit Bank, SOFR + 0.045% (Cap N/A, Floor 0.000%)	4.405(c)	07/23/25	32,750	32,750,000
Federal Farm Credit Bank, SOFR + 0.055% (Cap N/A, Floor 0.000%)	4.415(c)	02/13/26	14,000	14,000,000
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.420(c)	08/26/25	31,000	31,000,000
Federal Farm Credit Bank, SOFR + 0.065% (Cap N/A, Floor 0.000%)	4.425(c)	08/28/25	33,050	33,050,000

See Notes to Financial Statements.

4

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	4.440%(c)	11/21/25	33,500	$33,500,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	4.440(c)	01/08/26	33,000	33,000,000
Federal Farm Credit Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	4.440(c)	02/17/26	8,750	8,749,733
Federal Farm Credit Bank, US Federal Funds Effective Rate + 0.115% (Cap N/A, Floor 0.000%)	4.445(c)	12/26/25	10,000	10,001,011
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)	4.445(c)	12/29/25	33,000	33,000,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)	4.445(c)	03/20/26	13,500	13,500,000
Federal Farm Credit Bank, SOFR + 0.085% (Cap N/A, Floor 0.000%)	4.445(c)	05/15/26	37,750	37,750,000
Federal Farm Credit Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)	4.450(c)	08/26/25	33,000	33,007,415
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.460(c)	02/25/26	16,000	15,999,922
Federal Farm Credit Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)	4.465(c)	01/08/26	34,000	34,007,280
Federal Farm Credit Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)	4.465(c)	02/23/26	12,500	12,500,000
Federal Farm Credit Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	4.480(c)	05/08/26	14,500	14,500,000
Federal Farm Credit Bank, SOFR + 0.130% (Cap N/A, Floor 0.000%)	4.490(c)	04/10/25	25,000	24,999,554
Federal Farm Credit Bank, SOFR + 0.155% (Cap N/A, Floor 0.000%)	4.515(c)	09/05/25	33,000	33,016,010
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	4.370(c)	02/05/25	49,000	49,000,000
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	4.370(c)	03/03/25	33,500	33,500,000
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	4.370(c)	03/19/25	32,750	32,750,000
Federal Home Loan Bank, SOFR + 0.010% (Cap N/A, Floor 0.000%)	4.370(c)	03/26/25	33,250	33,250,000
Federal Home Loan Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)	4.375(c)	03/17/25	32,000	32,000,000
Federal Home Loan Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)	4.375(c)	04/16/25	33,000	33,000,000
Federal Home Loan Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)	4.385(c)	03/11/25	34,000	34,000,000
Federal Home Loan Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)	4.385(c)	04/15/25	32,000	32,000,000

See Notes to Financial Statements.

PGIM Core Government Money Market Fund 5

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)	4.390%(c)	03/26/25	20,000	$20,000,000
Federal Home Loan Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)	4.390(c)	05/15/25	33,500	33,500,000
Federal Home Loan Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)	4.395(c)	04/23/25	31,000	31,000,000
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)	4.410(c)	08/08/25	34,000	34,000,000
Federal Home Loan Bank	4.413(n)	03/05/25	73,000	72,716,760
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	4.420(c)	08/19/25	16,000	16,000,000
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)	4.450(c)	07/24/26	19,000	19,000,000
Federal Home Loan Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.460(c)	02/13/26	34,000	34,000,000
Federal Home Loan Bank, SOFR + 0.115% (Cap N/A, Floor 0.000%)	4.475(c)	06/20/25	46,000	46,000,000
Federal Home Loan Bank, SOFR + 0.115% (Cap N/A, Floor 0.000%)	4.475(c)	07/10/25	46,500	46,500,000
Federal Home Loan Bank, SOFR + 0.140% (Cap N/A, Floor 0.000%)	4.500(c)	03/12/26	46,000	45,999,476
Federal Home Loan Mortgage Corp., SOFR + 0.090% (Cap N/A, Floor 0.000%)	4.450(c)	01/26/26	115,500	115,520,949
Federal Home Loan Mortgage Corp., SOFR + 0.100% (Cap N/A, Floor 0.000%)	4.460(c)	02/09/26	33,000	33,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,427,068,110)				1,427,068,110

U.S. TREASURY OBLIGATIONS(n) 11.9%
U.S. Treasury Bills	4.251	05/06/25	66,500	65,772,019
U.S. Treasury Bills	4.257	07/17/25	76,000	74,538,471
U.S. Treasury Bills	4.269	03/04/25	76,250	75,997,655
U.S. Treasury Bills	4.270	05/20/25	55,000	54,305,268
U.S. Treasury Bills	4.275	03/25/25	78,000	77,521,561
U.S. Treasury Bills	4.287	10/30/25	31,500	30,524,961
U.S. Treasury Bills	4.290	04/22/25	53,500	52,996,981
U.S. Treasury Bills	4.350	03/13/25	74,500	74,143,849
U.S. Treasury Bills	4.373	04/08/25	73,000	72,423,064
U.S. Treasury Bills	4.399	04/17/25	54,700	54,209,339
U.S. Treasury Bills	4.400	04/24/25	59,500	58,916,655
U.S. Treasury Bills	4.401	04/03/25	28,000	27,795,396
U.S. Treasury Bills	4.401	04/10/25	56,750	56,288,262
U.S. Treasury Bills	4.411	04/01/25	55,500	55,104,513
U.S. Treasury Bills	4.418	03/11/25	36,750	36,580,616

See Notes to Financial Statements.

6

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) (Continued)
U.S. Treasury Bills	4.440%	05/01/25	60,000	$59,355,899
U.S. Treasury Bills	4.447	03/06/25	45,000	44,818,603

TOTAL U.S. TREASURY OBLIGATIONS (cost $971,293,112)				971,293,112

TOTAL INVESTMENTS 100.8% (cost $8,214,800,222)(d)				8,214,800,222
Liabilities in excess of other assets (0.8)%				(66,382,374)

NET ASSETS 100.0%				$8,148,417,848

Below is a list of the abbreviation(s) used in the semiannual report:

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

N/A—Not Applicable

SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2025.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(n)	Rate shown reflects yield to maturity at purchased date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Core Government Money Market Fund 7

Schedule of Investments (unaudited) (continued)

as of January 31, 2025

The following is a summary of the inputs used as of January 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Short-Term Investments
Repurchase Agreements	$—	$5,816,439,000	$—
U.S. Government Agency Obligations	—	1,427,068,110	—
U.S. Treasury Obligations	—	971,293,112	—

Total	$—	$8,214,800,222	$—

Security Allocation:

The security allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2025 were as follows:

Repurchase Agreements	71.4%
U.S. Government Agency Obligations	17.5
U.S. Treasury Obligations	11.9

100.8
Liabilities in excess of other assets	(0.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

8

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Banco Bilbao Vizcaya Argentaria	$250,000,000	$(250,000,000)	$—
Repurchase Agreements	Banco Santander SA	318,439,000	(318,439,000)	—
Repurchase Agreements	Bank of America Securities, Inc.	370,000,000	(370,000,000)	—
Repurchase Agreements	Bank of Nova Scotia	435,000,000	(435,000,000)	—
Repurchase Agreements	Canadian Imperial Bank of Commerce	310,000,000	(310,000,000)	—
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	425,000,000	(425,000,000)	—
Repurchase Agreements	ING Financial Markets LLC	380,000,000	(380,000,000)	—
Repurchase Agreements	Mizuho Securities USA LLC	100,000,000	(100,000,000)	—
Repurchase Agreements	Natixis	380,000,000	(380,000,000)	—
Repurchase Agreements	NatWest Markets Securities, Inc.	650,000,000	(650,000,000)	—
Repurchase Agreements	Nomura International PLC	250,000,000	(250,000,000)	—
Repurchase Agreements	RBC Dominion Securities, Inc.	263,000,000	(263,000,000)	—
Repurchase Agreements	TD Securities (USA) LLC	70,000,000	(70,000,000)	—
Repurchase Agreements	U.S. Bancorp	800,000,000	(800,000,000)	—
Repurchase Agreements	Wells Fargo Securities LLC	815,000,000	(815,000,000)	—

		$5,816,439,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Core Government Money Market Fund 9

Statement of Assets and Liabilities (unaudited)

as of January 31, 2025

Assets
Investments, at value:	$2,398,361,222
Repurchase Agreements (cost $5,816,439,000)	5,816,439,000
Cash	35
Interest receivable	9,723,352
Prepaid expenses	582

Total Assets	8,224,524,191

Liabilities
Payable for investments purchased	75,997,655
Accrued expenses and other liabilities	90,092
Affiliated transfer agent fee payable	16,667
Dividends payable	1,090
Directors’ fees payable	839

Total Liabilities	76,106,343

Net Assets	$8,148,417,848

Net assets were comprised of:
Common stock, at par ($0.00001 par value; 34,000,000,000 shares authorized for issuance)	$81,485
Paid-in capital in excess of par	8,148,342,619
Total distributable earnings (loss)	(6,256)

Net assets, January 31, 2025	$8,148,417,848

Net asset value, offering price and redemption price per share, ($8,148,417,848 ÷ 8,148,460,019 common shares issued and outstanding)	$1.00

See Notes to Financial Statements.

10

Statement of Operations (unaudited)

Six Months Ended January 31, 2025

Net Investment Income (Loss)

Interest income	$142,357,370

Expenses
Management fee	8,971,490
Custodian and accounting fees	63,926
Transfer agent’s fees and expenses (including affiliated expense of $ 50,000)	50,630
Professional fees	17,723
Audit fee	13,471
Shareholders’ reports	7,443
Directors’ fees	4,839
Miscellaneous	5,993

Total expenses	9,135,515
Less: Fee waiver and/or expense reimbursement	(8,971,490)

Net expenses	164,025

Net investment income (loss)	142,193,345

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	233,009

Net Increase (Decrease) In Net Assets Resulting From Operations	$142,426,354

See Notes to Financial Statements.

PGIM Core Government Money Market Fund 11

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2025	Year Ended July 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$142,193,345	$276,014,143
Net realized gain (loss) on investment transactions	233,009	(11,704)

Net increase (decrease) in net assets resulting from operations	142,426,354	276,002,439

Dividends and Distributions
Distributions from distributable earnings	(142,418,729)	(276,014,143)

Fund share transactions (at $1.00 per share)
Net proceeds from shares sold (48,797,286,130 and 67,255,986,278 shares, respectively)	48,797,287,156	67,255,949,463
Net asset value of shares issued in reinvestment of dividends and distributions (140,455,846 and 272,244,663 shares, respectively)	140,455,846	272,244,663
Cost of shares purchased (46,576,593,015 and 69,376,355,030 shares, respectively)	(46,576,593,015)	(69,376,355,030)

Net increase (decrease) in net assets from Fund share transactions	2,361,149,987	(1,848,160,904)

Total increase (decrease)	2,361,157,612	(1,848,172,608)

Net Assets:

Beginning of period	5,787,260,236	7,635,432,844

End of period	$8,148,417,848	$5,787,260,236

See Notes to Financial Statements.

12

Financial Highlights (unaudited)

	Six Months Ended January 31,		Year Ended July 31,
				March 07, 2023(a) through July 31,

	2025		2024	2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Net investment income (loss) and net realized gain (loss) on investment transactions	0.02		0.05	0.02
Dividends to shareholders	(0.02)		(0.05)	(0.02)
Net asset value, end of period	$1.00		$1.00	$1.00
Total Return(c):	2.48%		5.55%	2.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,148,418		$5,787,260	$7,635,433
Average net assets (000)	$5,898,902		$5,098,100	$6,015,481
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.01	%(d)	0.01%	0.01	%(e)
Expenses before waivers and/or expense reimbursement	0.31	%(d)	0.31%	0.31	%(e)
Net investment income (loss)	4.78	%(d)	5.41%	5.08	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)	Annualized, with the exception of certain non-recurring expenses.

See Notes to Financial Statements.

PGIM Core Government Money Market Fund 13

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Government Money Market Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Core Government Money Market Fund (the “Fund”), a series of the RIC. Shares of the Fund are not registered under the Securities Act of 1933, as amended. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock

14

Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

The Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in

PGIM Core Government Money Market Fund 15

Notes to Financial Statements (unaudited) (continued)

which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Repurchase Agreements: The Fund entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

16

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Monthly
Long-Term Capital Gains	Annually

*

The Fund declares dividends of any net investment income to shareholders on a daily basis and distributes the dividends every month. Under certain circumstances, the Fund may make more than one distribution of long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its business unit PGIM Fixed Income. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended January 31, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.50% of average daily net assets up to	0.30%
and including $50 million; and 0.30% on
average daily net assets over $50 million.

PGIM Core Government Money Market Fund 17

Notes to Financial Statements (unaudited) (continued)

PGIM Investments has contractually agreed, through November 30, 2025, to waive its management fee to 0.00% of average daily net assets of the Fund.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the shares of the Fund. No distribution or service fees are paid to PIMS as distributor for shares of the Fund.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended January 31, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$8,214,800,222	$—	$—	$—

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of July 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$14,000	$—

18

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the two fiscal years up to the most recent fiscal year ended July 31, 2024 are subject to such review.

6.	Capital and Ownership

Shares of the Fund are available only to investment companies managed by PGIM Investments.

The RIC is authorized to issue 200,000,000,000 shares of common stock, $0.00001 par value per share, 34,000,000,000 of which are designated as shares of the Fund.

As of January 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Number of Shares	Percentage of Outstanding Shares
8,150,435,513	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	5	54.2%
Unaffiliated	—	—

7.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer,

PGIM Core Government Money Market Fund 19

Notes to Financial Statements (unaudited) (continued)

guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in periods of unusually high volatility in a market or a segment of a market, which could negatively impact performance. Reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide. In addition, it remains uncertain that governmental entities will intervene in response to market disturbances, and the effect of any such future intervention cannot be predicted.

Forward Commitments Risk: Forward commitments are subject to the risk that the counterparty to the forward commitment may fail to make payment or delivery in a timely manner or at all. Forward commitments are also subject to the risk that the value of the security to be purchased may decline prior to the settlement date.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease.

20

Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle

PGIM Core Government Money Market Fund 21

Notes to Financial Statements (unaudited) (continued)

East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions.

Net Asset Value Risk: There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Redemption Risk: The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

22

When-Issued and Delayed-Delivery Transactions Risk: When-issued and delayed-delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Yield Risk: The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

8.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of January 31, 2025.

PGIM Core Government Money Market Fund 23

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)  It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)  There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Prudential Government Money Market Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 18, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial Officer

Date:	March 18, 2025